Share-Based Compensation - Schedule of Nonvested Restricted Share Units Activity (Details) - Restricted Share Units (RSUs) - $ / shares	1 Months Ended	6 Months Ended
	May 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Number of Shares
Unvested and Outstanding, beginning balance (in shares)		197,899	217,482
Granted (in shares)		0
Vested (in shares)	19,583	19,583
Forfeited (in shares)		0
Unvested and Outstanding, ending balance (in shares)		197,899
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, beginning balance (in dollars per share)		$ 10.19	$ 10.19
Granted (in dollars per share)		0
Vested (in dollars per share)		10.19
Forfeited (in dollars per share)		0
Weighted Average Grant Date Fair Value, ending balance (in dollars per share)		$ 10.19